Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business

Description of Business

Imperalis Holding Corp. (the “Company” or “IMHC”), a Nevada corporation formed on April 5, 2005, is a holding company headquartered at 11411 Southern Highlands Pkwy, Suite 240, Las Vegas, NV 89141. The Company seeks to acquire businesses with high growth potential in diverse industries to multiply rates of return through synergism and consolidating management and accounting information systems.

The Company also holds three subsidiaries whose operations are currently dormant, CannaCure Sciences, Inc., a Wyoming corporation, The Crypto Currency Mining Company, a Wyoming corporation, and Dollar Shots Club, Inc., a Nevada corporation.

Description of Business

Imperalis Holding Corp. (the “Company” or “IMHC”), a Nevada corporation formed on April 5, 2005, is a holding company headquartered in 11411 Southern Highlands Pkwy, Suite 240, Las Vegas, NV 89141. The Company seeks to acquire businesses with high growth potential in diverse industries to multiply rates of return through synergism and consolidating management and accounting information systems.

The Company also holds three subsidiaries whose operations are currently dormant, CannaCure Sciences, Inc., a Wyoming corporation, The Crypto Currency Mining Company, a Wyoming corporation, and Dollar Shots Club, Inc., a Nevada corporation.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC”), including the instructions to Form 10-Q and Regulation S-X. Certain information and note disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), have been condensed or omitted from these statements pursuant to such rules and regulations and, accordingly, they do not include all the information and notes necessary for comprehensive financial statements and should be read in conjunction with our audited financial statements for the year ended December 31, 2021 included with our Form 10-K filed with the SEC on April 7, 2022.

In the opinion of management, all adjustments, which are of a normal recurring nature, considered necessary for the fair presentation of financial statements for the interim period have been included.

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars, in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include 100% of the assets, liabilities, revenues, expenses, and cash flows of Imperalis Holding Corp., CannaCure Sciences Inc., The Crypto Currency Mining Company and Dollar Shots Club, Inc. The operations of CannaCure Sciences Inc., The Crypto Currency Mining Company and Dollar Shots Club, Inc. are currently dormant. All intercompany accounts and transactions have been eliminated in consolidation.

Basis of Consolidation

The consolidated financial statements include 100% of the assets, liabilities, revenues, expenses, and cash flows of Imperalis Holding Corp., CannaCure Sciences Inc., The Crypto Currency Mining Company and Dollar Shots Club, Inc. The operations of CannaCure Sciences Inc., The Crypto Currency Mining Company and Dollar Shots Club, Inc. are currently dormant. All intercompany accounts and transactions have been eliminated in consolidation. The results of subsidiaries acquired during the respective periods are included in the consolidated statements of operations from the effective date of the acquisition.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and footnotes thereto. Actual results could differ from those estimates. Significant estimates inherent in the preparation of the accompanying consolidated financial statements include accounting for depreciation and amortization, equity transactions, and contingencies.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and footnotes thereto. Actual results could differ from those estimates. Significant estimates inherent in the preparation of the accompanying consolidated financial statements include accounting for depreciation and amortization, intangible assets, business combinations, equity transactions, and contingencies.

Cash

Cash

The Company considers all highly liquid accounts with an original maturity date of three months or less to be cash equivalents. The Company maintains bank accounts in U.S. banks which, at times, may exceed federally insured limits. The Company has not experienced any losses on such accounts and believes it is not exposed to any significant risk on bank deposit accounts.

Cash

The Company considers all highly liquid accounts with an original maturity date of three months or less to be cash equivalents. The Company maintains bank accounts in US banks which, at times, may exceed federally insured limits. The Company has not experienced any losses on such accounts and believes it is not exposed to any significant risk on bank deposit accounts.

At December 31, 2021, the Company had cash and cash equivalents held in Trust Account of $6,769 designated for the payment of certain payable invoices. No cash and cash equivalents held in Trust Account existed as of December 31, 2020.

Net Income (Loss) per Share

Net Income (Loss) per Share

In accordance with Accounting Standards Codification (“ASC”) 260, Earnings Per Share, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common stock outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the potential common stock had been issued and if the additional shares of common stock were dilutive. The Company had 20,991,730 and 18,143,200 of potential common stock equivalents outstanding as of June 30, 2022 and 2021, respectively, related to convertible notes payable and accrued interest.

Net Income (Loss) per Share

In accordance with ASC 260, Earnings Per Share, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common stock outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the potential common stock had been issued and if the additional shares of common stock were dilutive. The Company has 19,867,774 and 17,415,774 of potential common stock equivalents outstanding during the periods ended December 31, 2021 and 2020 related to convertible notes payable and accrued interest, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based transactions in which the Company receives services from employees, non-employees, directors or others in exchange for equity instruments based on the fair value of the award at the grant date in accordance with ASC 718 – Compensation-Stock Compensation.

Stock-Based Compensation

The Company accounts for stock-based transactions in which the Company receives services from employees, directors or others in exchange for equity instruments based on the fair value of the award at the grant date in accordance with ASC 718 – Compensation-Stock Compensation.

Income Taxes

Income Taxes

The Company has adopted ASC 740, Income Taxes (“ASC 740”), which requires the use of the asset and liability method of accounting for income taxes. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Income Taxes

The Company has adopted ASC 740, Income Taxes, which requires the use of the asset and liability method of accounting for income taxes. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company analyzes its long-lived assets for potential impairment. Impairment losses are recorded on long-lived assets when indicators of impairment are present and undiscounted cash flows estimated to be held and used are adjusted to their estimated fair value, less estimated selling expenses. During the six months ended June 30, 2022 and 2021, the Company recognized no impairment of fixed assets and intangibles.

Impairment of Long-lived Assets

The Company analyzes its long-lived assets for potential impairment. Impairment losses are recorded on long-lived assets when indicators of impairment are present and undiscounted cash flows estimated to be held and used are adjusted to their estimated fair value, less estimated selling expenses. During the year ended December 31, 2021, the Company recognized write-off of property & equipment and intangibles of $1,748 and $7,000, respectively. During the year ended December 31, 2020, the Company recognized no impairment of fixed assets and intangibles.

New Accounting Pronouncements	New Accounting Pronouncements Certain new accounting pronouncements that have been issued are not expected to have a material effect on the Company’s financial statements.	New Accounting Pronouncements Certain new accounting pronouncements that have been issued are not expected to have a material effect on our financial statements.